united states
securities and exchange commission
washington, d.c. 20549

form N-CSR
certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08529

MONTEAGLE FUNDS

(Exact name of registrant as specified in charter)

2728 19th Place South, Homewood, AL 35209

(Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

With copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800) 238-7701

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ANNUAL SHAREHOLDER REPORT

August 31, 2026

MONTEAGLE SELECT VALUE FUND – INSTITUTIONAL CLASS

MVEIX

This annual shareholder report contains important information about the Monteagle Select Value Fund – MVEIX (the “Fund”) for the period September 1, 2025 to August 31, 2026.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Monteagle Select Value Fund - Institutional Class	$159	1.42%

managment’s discussion of fund performance

Fund Performance

The Fund generated positive returns for the fiscal year ending August 31, 2026, primarily due to its exposure to the Information Technology sector. Although value stocks underperformed the broader S&P 500, the Fund returned 23.50%, exceeding the S&P 500’s return of 20.38%. The Fund also outperformed the S&P 500 Value Index (SVX), which returned 18.12% during the fiscal year.

Strategy

The Fund’s investment goal is long-term capital appreciation. The Fund uses a “value investing” style by investing at least 80 percent of its assets in common stock of domestic companies believed to be underpriced while utilizing a reversion-to-the-mean strategy. The adviser will generally hold between 20 and 60 equities and diversify its holdings across numerous industries. Value stocks are broadly defined as equities which have a price-to-earnings ratio and a price-to-book ratio less than the relative market average, a higher dividend yield and a beta of less than 1.0.

Techniques

The Fund concentrates on equities contained in the S&P 500. The Fund’s adviser uses a predominant reversion-to-the-mean strategy with a value tilt. More specifically, stocks with attractive earnings yields and forward earnings yields are targeted for purchase in anticipation of appreciation in price, given favorable valuations and forward-looking metrics. The adviser also considers a company’s return on invested capital when evaluating its relative attractiveness. Traditional value metrics used in this analysis include Forward P/E Ratios, Price to Book Ratios and Price to Sales Ratios. Forward P/E ratios are utilized over traditional P/E ratios to avoid “value traps,” where the price may appear attractive based on current earnings but may be potentially overvalued when factoring in future earnings. When choosing specific stocks, the various metrics used for selection are compared against other companies within the same sector to seek the best relative value within each sector. The overall sector allocation considers the S&P 500’s sector weighting to reduce return volatility relative to the index but can deviate based on stocks available for purchase. The strategy focuses on stock selection to drive returns compared to sector rotation or market timing. It is anticipated that the Fund may hold higher levels of cash during periods of market uncertainty. This strategy is executed with a long-term outlook and will have periods of underperformance and outperformance versus its Index.

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended August 31, 2026)

	One Year	Five Year	Ten Year	Dollar Value
Monteagle Select Value Fund - Institutional Class	23.50%	8.10%	10.37%	$26,831
S&P 500 Index	20.38%	12.78%	15.37%	$41,774

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-263-5593.

Fund statistics

NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$21,098,323	50	81%	$94,510

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

(% of Net Assets)

1.	Federated Hermes Government Obligations Fund - Institutional Class	7.93%
2.	Micron Technology, Inc.	5.00%
3.	Microsoft Corp.	3.61%
4.	Cisco Systems, Inc.	3.04%
5.	Adobe Systems, Inc.	2.91%
6.	APA Corp.	2.78%
7.	The Campbell's Co.	2.54%
8.	Apollo Global Management, Inc.	2.46%
9.	Salesforce.com, Inc.	2.44%
10.	Domino's Pizza, Inc.	2.43%
	Total % of Net Assets	35.14%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

ADDITIONAL INFORMATION

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://monteaglefunds.com or contact us at 1-888-263-5593.

ANNUAL SHAREHOLDER REPORT

August 31, 2026

MONTEAGLE OPPORTUNITY EQUITY FUND – INVESTOR CLASS

HEQFX

This annual shareholder report contains important information about the Monteagle Opportunity Equity Fund – Investor Class – HEQFX (the “Fund”) for the period September 1, 2025 to August 31, 2026.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Monteagle Opportunity Equity Fund - Investor Class	$192	1.79%

managment’s discussion of fund performance

The summer months were marked by a sharp change in market leadership. The AI-driven rally that powered the first half of the year stalled in July. Investors' attention moved from AI demand to whether the large AI spending plans would pay off. Semiconductor and mega-cap growth stocks sold off, and value and more economically sensitive areas of the market took the lead. Energy and Financials did especially well, helped by Middle East tensions, firm oil prices and rising long-term interest rates. Technology recovered in August, but the broadening of the market beyond a handful of mega-cap names was the defining theme of the period. That favored the Fund's approach.

In the three months ending August 31, 2026, the Monteagle Opportunity Equity Fund – Investor Class returned 3.78%, compared to 1.68% for the S&P 500. Against the S&P 500, sector allocation drove most of the Fund's outperformance this quarter, although security selection was also a positive contributor. The Fund's underweights to Communication Services and Information Technology helped as both sectors lagged the index. Security selection in Consumer Discretionary was particularly strong. The largest positive contributors for the quarter were Abercrombie & Fitch Co., Matson Inc., and Veeva Systems Inc. while the largest detractors were Nextpower Inc., Worthington Steel Inc., and ON Semiconductor Corp.

Year to date through August 31, the Fund returned 13.13%, compared to 13.12% for the S&P 500. The first half of 2026 was dominated by an AI and semiconductor rally of historic strength. The Philadelphia Semiconductor Index rose 88% in the second quarter alone. Because the S&P 500 is heavily weighted toward the largest technology companies, its Information Technology sector gained 22.40% through August. That sector makes up roughly 35% of the index, and the Fund's structural underweight negatively impacted allocation. Stock selection in Industrials was the largest single drag. On the positive side, firm oil prices driven by geopolitical tensions boosted Energy. The Fund's energy holdings returned 66.27%, compared to 43.45% for the sector in the index. Selection in Consumer Discretionary also provided a meaningful boost to returns as did the Fund's underweight to the Communication Services sector.

We continue to believe in our process through market cycles. The first half of the year showed how a market led by a narrow group of mega-cap technology stocks can weigh on relative results against the S&P 500. However, the Summer showed that when leadership broadens, a portfolio of high-quality small- and mid-cap companies can benefit. With long-term interest rates at multi-year highs, a strong earnings backdrop and ongoing debate about the payoff from AI spending, we believe the Fund is well positioned for the current environment.

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended August 31, 2026)

	One Year	Five Year	Ten Year	Dollar Value
Monteagle Opportunity Equity Fund – Investor Class	14.78%	8.18%	9.63%	$ 25,083
S&P 500 Index	20.38%	12.78%	15.37%	$ 41,775

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-263-5593.

Fund statistics

NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$10,340,726	119	16%	$41,816

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

(% of Net Assets)

1.	Matson, Inc.	2.00%
2.	Abercrombie & Fitch Co.	1.71%
3.	Brady Corp. Class A	1.30%
4.	Landstar System, Inc.	1.30%
5.	Fluor Corp.	1.29%
6.	Mueller Industries, Inc.	1.28%
7.	Renaissancere Holdings Ltd.	1.23%
8.	A.O. Smith Corp.	1.21%
9.	Veeva Systems, Inc.	1.16%
10.	Alkermes PLC	1.16%
	Total % of Net Assets	13.64%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

ADDITIONAL INFORMATION

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://monteaglefunds.com or contact us at 1-888-263-5593.

ANNUAL SHAREHOLDER REPORT

August 31, 2026

MONTEAGLE OPPORTUNITY EQUITY FUND – INSTITUTIONAL CLASS

HEQCX

This annual shareholder report contains important information about the Monteagle Opportunity Equity Fund – Institutional Class – HEQCX (the “Fund”) for the period September 1, 2025 to August 31, 2026.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Monteagle Opportunity Equity Fund - Institutional Class	$139	1.29%

managment’s discussion of fund performance

The summer months were marked by a sharp change in market leadership. The AI-driven rally that powered the first half of the year stalled in July. Investors' attention moved from AI demand to whether the large AI spending plans would pay off. Semiconductor and mega-cap growth stocks sold off, and value and more economically sensitive areas of the market took the lead. Energy and Financials did especially well, helped by Middle East tensions, firm oil prices and rising long-term interest rates. Technology recovered in August, but the broadening of the market beyond a handful of mega-cap names was the defining theme of the period. That favored the Fund's approach.

In the three months ending August 31, 2026, the Monteagle Opportunity Equity Fund – Investor Class returned 3.88%, compared to 1.68% for the S&P 500. Against the S&P 500, sector allocation drove most of the Fund's outperformance this quarter, although security selection was also a positive contributor. The Fund's underweights to Communication Services and Information Technology helped as both sectors lagged the index. Security selection in Consumer Discretionary was particularly strong. The largest positive contributors for the quarter were Abercrombie & Fitch Co., Matson Inc., and Veeva Systems Inc. while the largest detractors were Nextpower Inc., Worthington Steel Inc., and ON Semiconductor Corp.

Year to date through August 31, the Fund returned 13.42%, compared to 13.12% for the S&P 500. The first half of 2026 was dominated by an AI and semiconductor rally of historic strength. The Philadelphia Semiconductor Index rose 88% in the second quarter alone. Because the S&P 500 is heavily weighted toward the largest technology companies, its Information Technology sector gained 22.40% through August. That sector makes up roughly 35% of the index, and the Fund's structural underweight negatively impacted allocation. Stock selection in Industrials was the largest single drag. On the positive side, firm oil prices driven by geopolitical tensions boosted Energy. The Fund's energy holdings returned 66.27%, compared to 43.45% for the sector in the index. Selection in Consumer Discretionary also provided a meaningful boost to returns as did the Fund's underweight to the Communication Services sector.

We continue to believe in our process through market cycles. The first half of the year showed how a market led by a narrow group of mega-cap technology stocks can weigh on relative results against the S&P 500. However, the Summer showed that when leadership broadens, a portfolio of high-quality small- and mid-cap companies can benefit. With long-term interest rates at multi-year highs, a strong earnings backdrop and ongoing debate about the payoff from AI spending, we believe the Fund is well positioned for the current environment.

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended August 31, 2026)

	One Year	Five Year	Ten Year	Dollar Value
Monteagle Opportunity Equity Fund - Institutional Class	15.34%	8.70%	10.16%	$2,632,045
S&P 500 Index	20.38%	12.78%	15.37%	$4,177,402

Cumulative Performance Comparison of $1,000,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-263-5593.

Fund statistics

NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$7,530,566	119	16%	$41,816

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

(% of Net Assets)

1.	Matson, Inc.	2.00%
2.	Abercrombie & Fitch Co.	1.71%
3.	Brady Corp. Class A	1.30%
4.	Landstar System, Inc.	1.30%
5.	Fluor Corp.	1.29%
6.	Mueller Industries, Inc.	1.28%
7.	Renaissancere Holdings Ltd.	1.23%
8.	A.O. Smith Corp.	1.21%
9.	Veeva Systems, Inc.	1.16%
10.	Alkermes PLC	1.16%
	Total % of Net Assets	13.64%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

ADDITIONAL INFORMATION

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://monteaglefunds.com or contact us at 1-888-263-5593.

ANNUAL SHAREHOLDER REPORT

August 31, 2026

MONTEAGLE ENHANCED EQUITY INCOME FUND – INSTITUTIONAL CLASS

EEIFX

This annual shareholder report contains important information about the Monteagle Enhanced Equity Income Fund – Institutional Class - EEIFX (the “Fund”) for the period September 1, 2025 to August 31, 2026.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Monteagle Enhanced Equity Income Fund - Institutional Class	$144	1.33%

managment’s discussion of fund performance

The Fund enjoyed positive returns for the year ended August 31, 2026, posting a 12-month total return of 16.97%. This fell short of its stated index, the CBOE S&P 500 BuyWrite Monthly Index, which posted a 19.31%. Still, the Fund leads its benchmark since inception. While the call writing strategy employed by the fund did generate substantial income, it also led to some missed upside from "winners" being called away. This clearly detracted from performance in some cases.

Strategy

The strategy is to maintain long positions in quality equity securities expected to appreciate over the long term. The Fund then writes covered call options above the purchase price in an effort to boost income and total return. The targeted securities typically will not have a beta to the overall market that will make it too difficult to keep in the portfolio. In the event the security has risen above the strike price on the option contract expiration date, the securities will be called away and the Fund will reinvest proceeds in a prudent manner. The Fund also seeks to capture the dividend income on portfolio securities and factors this into derivative selection.

Techniques

The Fund seeks equity securities than fall into one of three distinct buckets: 1) names with higher implied volatility than make good call writing candidates, 2) stable income producing securities and 3) stocks trading at a sizeable discount to what is viewed as fair value. Generally speaking, the Fund seeks for each bucket to represent roughly 1/3 each of the overall portfolio. Currently, the call writing bucket is dominated by technology sector names, particularly those levered to a continued artificial intelligence build-out. The income generating bucket primarily consists of financials and energy names. And, the deep value bucket is largely comprised of consumer discretionary and defense names.

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended August 31, 2026)

	One Year	Since Inception	Dollar Value
Monteagle Enhanced Equity Income Fund – Institutional Class	16.97%	13.81%	$15,935
CBOE S&P 500 BuyWrite Monthly Index	19.31%	13.00%	$15,535
S&P 500 Index	20.38%	21.36%	$20,096

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-263-5593.

Fund statistics

NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$13,388,737	43	106%	$41,026

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

(% of Net Assets)

1.	Amazon.com, Inc.	5.82%
2.	NVDIA Corp.	5.77%
3.	Microsoft Corp.	5.68%
4.	Federated Hermes Government Obligations Fund - Institutional Class	5.52%
5.	Meta Platforms, Inc.	4.27%
6.	Bank of America Corp.	4.16%
7.	Salesforce.com, Inc.	3.85%
8.	Alphabet, Inc.	3.80%
9.	SLB Ltd.	3.59%
10.	Western Digital Corp.	3.37%
	Total % of Net Assets	45.83%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

ADDITIONAL INFORMATION

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://monteaglefunds.com or contact us at 1-888-263-5593.

ANNUAL SHAREHOLDER REPORT

August 31, 2026

THE TEXAS FUND – INSTITUTIONAL CLASS

BIGTX

This annual shareholder report contains important information about The Texas Fund – Institutional Class – BIGTX (the “Fund”) for the period September 1, 2025 to August 31, 2026.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

The Texas Fund - Institutional Class	$179	1.62%

managment’s discussion of fund performance

The Fund enjoyed positive returns for the year ended August 31, 2026, in part due to favorable stock market conditions. BIGTX outperformed the S&P 500 Index, the S&P 400 Mid Cap Index, and the S&P 500 Equal Weight Index, with returns of 20.38%, 17.13%, and 18.23%, respectively, compared to the Fund’s 21.32% return. The positive performance of the Fund was primarily attributable to select outperforming stocks and sector weightings from a tactical allocation strategy. Specifically, the Fund is currently overweight Technology, Energy, and Industrials, which were top performing sectors within the S&P. The Fund outperforms the S&P 500 Equal Weight Index for the rolling one-year, three-year, and five-year period and is top-ranked among peers on a one-year and five-year rolling period. It is also in the top 30th percentile rank of peers in the category by Morningstar for the rolling 1-, 3-, and 5-year periods.

The Fund’s investment goal is long-term capital appreciation. The Fund invests in a broad market capitalization across the various sectors and sizes of the Texas economy keeping 80% or more of the fund invested in: 1) companies headquartered in Texas, 2) organized under Texas state laws, or 3) derive 50% of revenues or profits or have 50% of their assets in Texas. The adviser limits the pool of stocks considered for purchase to only those equities with market capitalization greater than $500 million. The adviser also limits the amount in any one sector to less than 25% of the overall portfolio of companies.

In selecting stocks, the Fund’s adviser uses a formula ranking stocks in each sector. Company rankings are determined by the Fund’s adviser after analyzing the financials, valuation, and growth prospects in comparison with their peers in the sector. The advisor considers the macro environment as well as sector opportunities to determine how heavily to weight a sector. The overall objective is to hold higher ranked companies for a long-term period to allow the capture of their growth within the Texas economy.

Since there are a number of small and mid-cap companies in Texas, the fund does not target a specific market capitalization but includes a broad range. The Fund also maintains investments across the spectrum of Texas companies from those considered to be value companies to those considered growth companies.

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended August 31, 2026)

	One Year	Five Year	Ten Year	Dollar Value
The Texas Fund – Institutional Class	21.32%	10.14%	9.95%	$25,815
S&P 500 Index	20.38%	12.78%	15.37%	$41,774

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-263-5593.

Fund statistics

NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$22,378,384	83	84%	$79,856

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

(% of Net Assets)

1.	Dell Technologies, Inc. Class C	3.85%
2.	Tesla, Inc.	3.83%
3.	Crowdstrike Holdings, Inc. Class A	3.59%
4.	The Charles Schwab Corp.	3.13%
5.	Chevron Corp.	2.96%
6.	Oracle Corp.	2.95%
7.	Caterpillar, Inc.	2.94%
8.	Exxon Mobil Corp.	2.89%
9.	Federated Hermes Government Obligations Fund - Institutional Class	2.74%
10.	Texas Instruments, Inc.	2.58%
	Total % of Net Assets	31.46%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

ADDITIONAL INFORMATION

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://monteaglefunds.com or contact us at 1-888-263-5593.

ITEM 2. CODE OF ETHICS.

a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Larry J. Anderson. Mr. Anderson is “independent” for purposes of this item.

ITEM 4. PRINICPAL ACCOUNTANT FEES AND SERVICES.

a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $50,000 and $50,000 with respect to the registrant’s fiscal years ended August 31, 2026 and 2025, respectively.

b)	Audit-Related Fees. The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $1,500 and $1,500 with respect to the registrant’s fiscal years ended August 31, 2026 and 2025, respectively. The services comprising these fees are for consents and review of the registrant’s dividend calculations.

c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $16,000 and $16,000 with respect to the registrant’s fiscal years ended August 31, 2026 and 2025, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended August 31, 2026 and 2025, respectively. The services comprising these fees were for the review of the Funds’ semi annual financial report.

(e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of regulation S-X.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X.

f)	Less than 50% of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time permanent employees.

g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended August 31, 2026 and 2025, respectively, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser or sub-advisers.

(h)	The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Included in annual report to shareholders filed under Item 7 of this Form.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Monteagle Funds

Select Value Fund
Institutional Class - MVEIX

Opportunity Equity Fund
Investor Class - HEQFX
Institutional Class – HEQCX

Enhanced Equity Income Fund
Institutional Class - EEIFX

The Texas Fund
Institutional Class - BIGTX

Annual Financial Statements
August 31, 2026

MONTEAGLE FUNDS

	Monteagle Select Value Fund
	Schedule of Investments
	August 31, 2026

Shares		Fair Value

COMMON STOCKS - 90.54%

Banks - 0.76%
2,600	U.S. Bancorp	$ 160,108

Capital Goods - 0.95%
3,000	Builders FirstSource, Inc. *	199,200

Chemicals - 2.29%
4,050	Qnity Electronics, Inc.	483,692

Commercial & Professional Services - 3.83%
3,000	Leidos Holdings, Inc.	420,630
2,000	Verisk Analytics, Inc.	387,560
		808,190
Construction Materials - 1.72%
700	Martin Marietta Materials, Inc.	363,090

Consumer Durables & Apparel - 2.84%
2,400	D.R. Horton, Inc.	346,944
2,900	Deckers Outdoor Corp. *	252,532
		599,476
Consumer Services - 2.43%
1,500	Domino's Pizza, Inc.	513,090

Containers & Packaging - 3.35%
2,500	Avery Dennison Corp.	435,275
5,800	Smurfit Westrock PLC	272,020
		707,295
Diversified Financials - 2.46%
3,800	Apollo Global Management, Inc. *	519,004

Financial Services - 5.86%
1,600	CME Group, Inc.	456,800
700	Factset Research Systems, Inc.	219,485
3,000	Fiserv, Inc. *	159,930
920	S&P Global, Inc.	400,973
		1,237,188
Food, Beverage & Tobacco - 4.55%
11,500	Conagra Brands, Inc.	184,230
1,834	J.M. Smucker Co.	240,548
22,600	The Campbell's Co.	535,168
		959,946
Healthcare Equipment & Services - 6.13%
930	Elevance Health, Inc.	365,062
6,300	GE Healthcare Technologies, Inc.	448,749
2,000	Resmed, Inc.	480,200
		1,294,011

Household & Personal Products - 6.26%
5,100	Clorox Co.	498,168
12,000	Kenvue, Inc.	226,560
1,900	Kimberly-Clark Corp.	205,105
2,700	Procter & Gamble Co.	391,824
		1,321,657
Insurance - 2.07%
2,000	Progressive Corp.	436,160

Integrated Oil & Gas - 1.35%
4,730	Occidental Petroleum Corp.	284,651

Media & Entertainment - 2.50%
950	Charter Communications, Inc. Class A *	144,818
4,361	Omnicom Group, Inc.	381,718
		526,536
Oil, Gas & Consumable Fuels - 4.83%
13,612	APA Corp.	587,358
4,400	Expand Energy Corp.	431,904
		1,019,262
Pharmaceuticals, Biotechnology & Life Science - 4.61%
4,300	Bristol-Myers Squibb Co.	287,283
485	Regeneron Pharmaceuticals, Inc.	387,554
3,850	Zoetis, Inc.	296,835
		971,672
Retailing - 1.84%
130	AutoZone, Inc. *	388,861

Semiconductors & Semiconductor Equipment - 8.11%
1,100	Micron Technology, Inc.	1,054,603
290	Monolithic Power Systems, Inc.	367,653
4,296	Skyworks Solutions, Inc.	287,875
		1,710,131
Software & Services - 11.07%
2,100	Adobe Systems, Inc. *	614,859
2,600	Fortinet, Inc. *	444,418
1,500	Microsoft Corp.	760,935
2,000	Salesforce.com, Inc.	515,080
		2,335,292
Technology Hardware & Equipment - 3.04%
5,800	Cisco Systems, Inc.	640,842

Utilities - 7.69%
5,900	Eversource Energy	413,826
6,000	NextEra Energy, Inc.	494,040
3,000	NRG Energy, Inc.	330,360
2,800	Vistra Corp.	384,636
		1,622,862

TOTAL FOR COMMON STOCKS (Cost $16,692,678) - 90.54%		19,102,216

REAL ESTATE INVESTMENT TRUSTS - 1.54%
2,300	Extra Space Storage, Inc.	$ 324,530

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $304,756) - 1.54%		324,530

MONEY MARKET FUND - 7.93%
1,673,499	Federated Hermes Government Obligations Fund - Institutional Class, 3.53% **	$ 1,673,499

TOTAL FOR MONEY MARKET FUND (Cost $1,673,499) - 7.93%		1,673,499

TOTAL INVESTMENTS (Cost $18,670,933) - 100.01%		21,100,245

LIABILITIES LESS OTHER ASSETS - (0.01)%		(1,922)

NET ASSETS - 100.00%		$ 21,098,323

* Non-Income producing.
** 7-day yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

	Monteagle Opportunity Equity Fund
	Schedule of Investments
	August 31, 2026

Shares		Fair Value

COMMON STOCKS - 94.54%

Agricultural Products-Livestock & Animal Specialties - 1.02%
2,302	Cal-Maine Foods, Inc.	$ 181,674

Arrangement of Transportation of Freight & Cargo - 1.10%
1,314	C.H. Robinson Worldwide, Inc.	196,653

Banks - 1.70%
2,633	Bank OZK	129,228
1,080	Cullen/Frost Bankers, Inc.	173,740
		302,968
Capital Goods - 5.31%
3,662	A.O. Smith Corp.	216,534
217	EMCOR Group, Inc.	159,395
4,214	Fluor Corp. *	229,705
407	Hubbell, Inc.	184,371
2,199	Masco Corp.	158,680
		948,685
Commercial & Professional Services - 0.96%
5,195	Copart, Inc. *	171,383

Computer Peripheral Equipment - 0.66%
690	Fortinet, Inc. *	117,942

Consumer Durables & Apparel - 0.76%
1,074	PulteGroup, Inc.	135,668

Containers & Packaging - 0.70%
722	Avery Dennison Corp.	125,707

Crude Petroleum & Natural Gas - 1.74%
2,241	Ovintiv, Inc.	147,122
7,021	Permian Resources Corp. Class A	163,519
		310,641
Deep Sea Foreign Transportation of Freight - 0.73%
3,998	Torm PLC Class A	131,174

Diversified Financials - 0.88%
526	Cboe Global Markets, Inc.	157,905

Electric Services - 0.81%
2,031	Black Hills Corp.	145,582

Electric Utilities - 1.82%
3,107	OGE Energy Corp.	141,772
2,037	Otter Tail Corp.	184,287
		326,059
Electromedical & Electrotherapeutic Apparatus - 0.79%
9,390	InMode Ltd. *	140,474

Fire, Marine & Casualty Insurance - 2.25%
1,843	Axis Capital Holdings Ltd.	182,052
673	Renaissancere Holdings Ltd.	220,502
		402,554
Food, Beverage & Tobacco - 0.79%
1,367	Ingredion, Inc.	141,430

Health Care Equipment & Services - 0.91%
955	Universal Health Services, Inc. Class B	162,665

Hospital & Medical Service Plans - 1.66%
438	Elevance Health, Inc.	171,933
453	The Cigna Group	125,064
		296,997
Industrial Instruments for Measurement, Display & Control - 1.04%
3,154	Fortive Corp.	185,581

Industrial Trucks, Tractors, Trailors & Stackers - 1.09%
3,081	Terex Corp.	195,674

Instruments for Measuring & Testing of Electricity & Electrical Signals - 0.54%
276	Teradyne, Inc.	96,553

Insurance - 2.09%
1,225	The Hartford Financial Services Group, Inc.	168,291
560	The Travelers Cos., Inc.	204,921
		373,212
Investment Advice - 3.47%
432	Evercore, Inc. Class A	123,738
2,464	Moelis & Co. Class A	167,725
1,659	T. Rowe Price Group, Inc.	184,614
2,987	The Carlyle Group, Inc.	144,541
		620,618
In Vitro & In Vivo Diagnostic Substances - 0.69%
222	Idexx Laboratories, Inc. *	123,585

Lawn & Garden Tractors & Home Lawn & Garden Equipment - 1.06%
1,939	Toro Co.	189,654

Malt Beverages - 0.65%
2,937	Molson Coors Beverage Co. Class B	116,775

Media & Entertainment - 0.24%
1,497	Warner Music Group Corp. Class A	42,230

Metals & Mining - 0.79%
699	Agnico Eagle Mines Ltd. (Canada)	141,974

Mineral Royalty Traders - 0.86%
586	Royal Gold, Inc.	153,221

Miscellaneous Manufacturing Industries - 1.30%
2,571	Brady Corp. Class A	233,061

Motor Vehicle Parts & Accessories - 0.88%
1,537	Visteon Corp.	156,497

National Commercial Banks - 1.88%
752	PNC Financial Services Group, Inc.	180,202
2,538	U.S. Bancorp.	156,290
		336,492
Natural Gas Distribution - 0.73%
1,568	National Fuel Gas Co.	130,238

Natural Gas Transmission - 0.48%
2,698	Archrock, Inc.	85,041

Oil & Gas Services - 0.83%
2,463	SLB Ltd.	148,026

Operative Builders - 0.21%
530	Meritage Homes Corp.	36,798

Perfumes, Cosmetics & Other Toilet Preparations - 0.84%
1,280	Interparfums, Inc.	150,310

Petroleum Refining - 0.95%
3,974	Equinor ASA ADR	170,087

Pharmaceuticals, Biotechnology & Life Science - 2.10%
4,393	Alkermes PLC *	206,427
330	United Therapeutics Corp. *	168,425
		374,852
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 0.67%
1,663	Eastman Chemical Co.	120,468

Printed Circuit Boards - 1.68%
225	Celestica, Inc. *	67,365
2,387	CTS Corp.	134,794
408	Plexus Corp. *	97,704
		299,863
Pumps & Pumping Equipment - 0.77%
1,779	Graco, Inc.	137,748

Radio & TV Broadcasting & Communications Equipment - 0.42%
7,376	Nokia Corp.	74,793

Radio Telephone Communications - 0.18%
3,261	TELUS Corp.	31,567

Railroads, Line-Haul Operating - 1.05%
2,028	Canadian Pacific Kansas City Ltd. (Canada)	187,975

Real Estate - 0.68%
2,132	Innovative Industrial Properties, Inc.	121,353

Real Estate Management & Development - 1.03%
505	Jones Lang Lasalle, Inc. *	184,764

Refuse Systems - 0.83%
899	Waste Connections, Inc.	148,623

Retail-Catalog & Mail-Order Houses - 0.66%
7,326	Coupang, Inc. Class A	117,656

Retail-Eating Places - 2.72%
4,615	Chipotle Mexican Grill, Inc. *	175,508
794	Darden Restaurants, Inc.	170,122
3,153	Yum China Holdings, Inc. (China)	140,655
		486,285
Retail-Family Clothing Stores - 2.79%
2,140	Abercrombie & Fitch Co. *	306,191
840	Ross Stores, Inc.	191,974
		498,165
Retail-Grocery Stores - 0.78%
1,706	Sprouts Farmers Market, Inc. *	139,960

Retail-Home Furniture, Furnishings & Equipment Stores - 0.91%
709	Williams-Sonoma, Inc.	161,829

Retail-Jewelry Stores - 1.00%
2,179	Signet Jewelers Ltd. (Bermuda)	179,288

Retail-Retail Stores - 0.83%
5,247	JD.Com, Inc. ADR	148,175

Rolling Drawing & Extruding Of Nonferrous Metals - 1.28%
3,660	Mueller Industries, Inc.	228,421

Rubber & Plastic Footwear - 0.65%
1,342	Deckers Outdoor Corp. *	116,861

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.74%
559	Garmin Ltd.	158,818
1,848	Nextpower, Inc. *	151,591
		310,409
Security Brokers, Dealers & Flotation Companies - 1.07%
1,962	Interactive Brokers Group, Inc.	190,883

Semiconductors & Related Devices - 1.09%
1,353	Enphase Energy, Inc. *	49,276
1,109	On Semiconductor Corp. *	82,166
313	Tower Semiconductor Ltd. (Israel) *	64,181
		195,623
Semiconductors & Semiconductor Equipment - 0.39%
635	Cirrus Logic, Inc. *	69,539

Services-Business Services - 1.00%
3,388	PayPal Holdings, Inc.	178,429

Services-Computer Integrated Systems Design - 1.75%
1,152	Leidos Holdings, Inc.	161,522
9,143	OneSpan, Inc.	151,042
		312,564
Services-Computer Processing & Data Preparation - 2.00%
5,006	Toast, Inc. Class A *	170,655
966	Verisk Analytics, Inc.	187,192
		357,847
Services-Computer Programming, Data Processing, Etc. - 1.28%
4,517	Everquote, Inc. Class A *	114,913
1,182	Zoom Communications, Inc. Class A *	114,276
		229,189
Services-Management Consulting Services - 0.50%
7,917	The Hackett Group, Inc.	88,750

Services-Prepackaged Software - 3.59%
1,907	Docusign, Inc. *	126,377
757	Nice Ltd. ADR *	82,649
1,442	Procore Technologies, Inc. *	90,442
16,343	Sprinklr, Inc. Class A *	134,176
726	Veeva Systems, Inc. Class A *	207,411
		641,055
Software & Services - 2.43%
5,515	A10 Networks, Inc.	140,026
973	Amdocs Ltd.	61,357
1,860	Dolby Laboratories, Inc. Class A	114,502
13,065	PagSeguro Digital Ltd. Class A (Brazil)	117,846
		433,731
Sporting & Athletic Goods - 1.89%
1,666	Acushnet Holdings Corp.	143,926
4,737	YETI Holdings, Inc. *	194,454
		338,380
State Commercial Banks - 0.90%
2,974	Fifth Third Bancorp.	159,912

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 0.93%
4,812	Worthington Steel, Inc.	165,773

Surgical & Medical Instruments & Apparatus - 1.68%
1,099	TeleFlex, Inc.	156,113
599	Resmed, Inc.	143,820
		299,933
Tobacco - 0.77%
1,701	Turning Point Brands, Inc. Class A	137,730

Transportation - 1.30%
1,290	Landstar System, Inc.	233,013

Transportation Services - 1.07%
603	Expedia Group, Inc. Class A	191,223

Water Supply - 0.92%
1,839	American States Water Co.	164,204

Water Transportation - 2.00%
1,589	Matson, Inc.	357,223

TOTAL FOR COMMON STOCKS (Cost $14,127,016) - 94.54%		16,895,844

REAL ESTATE INVESTMENT TRUSTS - 4.88%
3,629	CubeSmart	144,144
2,970	Gaming & Leisure Properties, Inc.	124,948
4,836	Kilroy Realty Corp.	175,547
876	Mid-America Apartment Communities, Inc.	112,873
3,611	NNN Reit, Inc.	163,217
2,153	W.P. Carey, Inc.	150,624

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $846,751) - 4.88%		871,353

MONEY MARKET FUND - 0.62%
110,963	Federated Hermes Government Obligations Fund - Institutional Class, 3.53% **	$ 110,963

TOTAL FOR MONEY MARKET FUND (Cost $110,963) - 0.62%		110,963

TOTAL INVESTMENTS (Cost $15,084,730) - 100.04%		17,878,160

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.04)%		(6,868)

NET ASSETS - 100.00%		$ 17,871,292

* Non-Income producing.
** 7-day yield as of August 31, 2026.
NV - Naamloze Vennootschap, a Dutch term for public limited company.
PLC - Public Limited Company
The accompanying notes are an integral part of these financial statements.

	Monteagle Enhanced Equity Income Fund
	Schedule of Investments
	August 31, 2026

Shares		Fair Value

COMMON STOCKS - 88.08%

Capital Goods - 2.98%
1,500	L3Harris Technologies, Inc.	$ 399,375

Computer Storage Devices - 3.37%
1,000	Western Digital Corp.	450,550

Diversified Banks - 4.16%
9,000	Bank of America Corp.	557,460

Electronic Connectors - 2.96%
2,500	Amphenol Corp. ● (a)	396,375

Industrial Products - 2.40%
800	Eaton Corp. PLC ● (a)	321,504

Instruments for Measuring & Testing of Electricity & Electrical Signals - 2.61%
1,000	Teradyne, Inc.	349,830

Internet - 3.80%
1,500	Alphabet, Inc. Class A ●	509,025

Internet Media & Services - 2.42%
4,000	Netflix, Inc. ● (a) *	324,200

Medical Devices - 2.89%
8,000	Boston Scientific Corp. *	386,400

Motors & Generators - 1.39%
1,000	Generac Holdings, Inc. *	185,380

Oil & Gas Services - 3.59%
8,000	SLB Ltd.	480,800

Oil & Gas Storage & Transportation - 2.90%
10,000	Enterprise Products Partners LP	388,200

Pharmaceutical Preparations - 2.88%
5,000	Zoetis, Inc.	385,500

Pharmaceuticals, Biotechnology & Life Science - 2.87%
1,500	AbbVie, Inc.	384,630

Radio & Tv Broadcasting & Communications - 2.55%
2,000	Qualcomm, Inc.	340,960

Retail-Apparel & Specialty - 2.70%
3,000	Lululemon Athletica, Inc. *	360,780

Security & Commodity Exchanges - 2.13%
1,000	CME Group, Inc.	285,500

Semiconductors - 2.77%
1,000	Broadcom, Inc.	370,340

Semiconductors & Related Devices - 5.77%
3,500	NVIDIA Corp. ● (a)	772,730

Services-Business Services - 2.83%
1,000	Visa, Inc. Class A	379,370

Services-Computer Programming, Data Processing, Etc. - 5.21%
400	AppLovin Corp. *	124,824
1,000	Meta Platforms, Inc. ● (a)	572,340
		697,164
Services-Prepackaged Software - 3.32%
3,000	ServiceNow, Inc. ● (a) *	443,970

Software & Services - 15.35%
3,000	Amazon.com, Inc. ● (a) *	779,310
1,500	Microsoft Corp. ● (a)	760,935
2,000	Salesforce.com, Inc. ● (a)	515,080
		2,055,325
Surgical & Medical Instruments & Apparatus - 2.81%
1,000	Intuitive Surgical, Inc. ● (a) *	376,860

Technology Hardware & Equipment - 1.42%
600	Apple, Inc.	190,110

TOTAL FOR COMMON STOCKS (Cost $10,751,294) - 88.08%		11,792,338

MONEY MARKET FUND - 5.52%
739,002	Federated Hermes Government Obligations Fund - Institutional Class, 3.53% ** ●	$ 739,002

TOTAL FOR MONEY MARKET FUND (Cost $739,002) - 5.52%		739,002

TOTAL INVESTMENTS (Cost $11,490,296) - 93.60%		12,531,340

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $81,252) - (1.28)%		(171,290)

OTHER ASSETS LESS LIABILITIES - 7.68%		1,028,687

NET ASSETS - 100.00%		$ 13,388,737

* Non-Income producing.
** 7-day yield as of August 31, 2026.
(a) Subject to written option contracts.
● All or a portion of this security is held as collateral for written options.
Total value of collateral for written options is $5,948,078 representing 44.43% of net assets.
ETF - Exchange Traded Fund
PLC - Public Limited Company
The accompanying notes are an integral part of these financial statements.

Monteagle Enhanced Equity Income Fund
Schedule of Written Options
August 31, 2026

WRITTEN OPTIONS - (1.28)%

CALL OPTIONS - (1.28)% *

Underlying Security	Counterparty	Contracts +	Notional Amount #	Exercise Price	Expiration	Fair Value
Amazon.com, Inc.	Interactive Brokers, LLC	(10)	(290,000)	290.00	9/11/2026	(120)
Amazon.com, Inc.	Interactive Brokers, LLC	(15)	(450,000)	300.00	9/18/2026	(240)
Amazon.com, Inc.	Interactive Brokers, LLC	(5)	(137,500)	275.00	10/16/2026	(2,750)
Amphenol Corp.	Interactive Brokers, LLC	(25)	(437,500)	175.00	9/18/2026	(2,500)
Eaton Corp.	Interactive Brokers, LLC	(8)	(380,000)	475.00	9/4/2026	(40)
Intuitive Surgical, Inc.	Interactive Brokers, LLC	(10)	(450,000)	450.00	10/16/2026	(1,560)
Meta Platforms, Inc.	Interactive Brokers, LLC	(10)	(650,000)	650.00	10/16/2026	(7,050)
Microsoft Corp.	Interactive Brokers, LLC	(15)	(810,000)	540.00	9/18/2026	(2,625)
Netflix Corp.	Interactive Brokers, LLC	(40)	(340,000)	85.00	9/18/2026	(3,360)
NVIDIA Corp.	Interactive Brokers, LLC	(10)	(230,000)	230.00	9/18/2026	(2,610)
NVIDIA Corp.	Interactive Brokers, LLC	(10)	(220,000)	220.00	9/4/2026	(3,450)
NVIDIA Corp.	Interactive Brokers, LLC	(15)	(360,000)	240.00	10/16/2026	(5,625)
Salesforce.com, Inc.	Interactive Brokers, LLC	(20)	(420,000)	210.00	9/4/2026	(103,360)
ServiceNow, Inc.	Interactive Brokers, LLC	(30)	(420,000)	140.00	9/18/2026	(36,000)
Total Call Options (Premiums Received $81,252) - (0.19)%						(171,290)

TOTAL WRITEN OPTIONS (Premiums Received $81,252) - (1.28)%						$ (171,290)

* Non-income producing securities during the period.
# The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at August 31, 2026.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
The accompanying notes are an integral part of these financial statements.

	The Texas Fund
	Schedule of Investments
	August 31, 2026

Shares		Fair Value

COMMON STOCKS - 97.17%

Aeorospace & Defense - 1.16%
5,450	Firefly Aeorspace, Inc. *	$ 115,104
1,000	Space Exploration Technologies Corp. *	143,690
		258,794
Automobiles - 3.83%
2,331	Tesla, Inc. *	857,691

Automobiles & Components - 1.91%
2,171	Toyota Motor Corp. ADR	426,688

Banks - 1.84%
6,395	First Financial Bankshares, Inc.	212,506
2,050	Texas Capital Bancshares, Inc.	199,219
		411,725
Capital Goods - 11.58%
826	Caterpillar, Inc.	658,710
216	Comfort Systems USA, Inc.	333,854
844	IES Holdings, Inc. *	255,732
730	Jacobs Solutions Inc.	108,807
1,619	Kratos Defense & Security Solutions, Inc. *	82,537
238	Lennox International, Inc.	91,068
597	Lockheed Martin Corp.	335,054
451	Powell Industries, Inc.	81,058
541	Quanta Services, Inc.	328,436
1,537	Rush Enterprises, Inc. Class A	118,088
223	Sterling Construction Co., Inc. *	104,826
2,800	Swarmer, Inc. *	92,792
		2,590,962
Chemicals - 0.72%
16,730	Huntsman Corp.	160,273

Commercial & Professional Services - 3.72%
3,124	CECO Environmental Corp. *	222,429
6,391	Copart, Inc. *	210,839
1,821	Waste Management, Inc.	398,653
		831,921
Construction Materials - 1.47%
484	Eagle Materials, Inc.	94,022
1,984	United States Lime & Mineral, Inc.	234,370
		328,392
Consumer Durables & Apparel - 1.36%
2,106	D.R. Horton, Inc.	304,443

Diversified Financials - 5.74%
510	Texas Pacific Land Corp.	190,913
6,375	The Charles Schwab Corp.	700,103
3,338	Victory Capital Holdings, Inc. Class A	393,917
		1,284,933
Energy Equipment & Services - 0.49%
1,729	Baker Hughes Co.	109,878

Financial Services - 1.89%
2,081	AST SpaceMobile, Inc. Class A *	122,987
9,250	Corebridge Financial, Inc.	300,995
		423,982
Food & Staples Retailing - 1.17%
3,236	Sysco Corp.	262,375

Food, Beverage & Tobacco - 1.31%
9,190	Keurig Dr. Pepper, Inc.	292,793

Gas Utilities - 0.86%
1,162	Atmos Energy Corp.	193,043

Health Care Equipment & Services - 2.70%
518	McKesson Corp.	458,596
550	Tenet Healthcare Corp. *	146,251
		604,847
Household & Personal Products - 1.07%
2,210	Kimberly-Clark Corp.	238,570

Independent Power & Renewable Electricity Producers - 0.42%
319	Talen Energy Corp. *	94,347

Integrated Oil & Gas - 3.33%
4,021	Exxon Mobil Corp.	647,180
1,626	Occidental Petroleum Corp.	97,853
		745,033
Media & Entertainment - 1.95%
1,283	Alphabet, Inc. Class A	435,386

Metals & Mining - 0.84%
916	Allegheny Technologies, Inc. *	187,047

Oil & Gas Equipment Services - 2.07%
2,459	Halliburton Co.	90,614
4,740	NOV, Inc. *	100,915
2,724	SLB N.V.	163,712
1,385	TechnipFMC PLC (United Kingdom) *	108,237
		463,478
Oil & Gas Exploration & Production - 3.15%
2,250	ConocoPhillips	298,103
1,517	Devon Energy Corp.	73,590
512	Diamondback Energy, Inc.	102,646
837	EOG Resources, Inc.	121,332
4,658	Permian Resources Corp.	108,485
		704,156

Oil & Gas Refining & Marketing - 2.39%
1,412	HF Sinclair Corp.	143,473
677	Phillips 66	166,935
629	Valero Energy Corp.	225,761
		536,169

Oil & Gas Storage & Transportation - 3.13%
799	Cheniere Energy, Inc.	233,060
3,747	Kinder Morgan, Inc.	120,803
4,246	Kinetik Holdings, Inc.	232,808
391	Targa Resources Corp.	114,817
		701,488
Oil, Gas & Consumable Fuels - 3.97%
3,212	Chevron Corp.	662,122
375	Marathon Petroleum Corp.	139,995
7,002	Uranium Energy Corp. *	85,705
		887,822
Pharmaceuticals, Biotechnology & Life Science - 1.44%
1,005	Natera, Inc. *	323,570

Real Estate Management & Development - 1.39%
2,126	CBRE Group, Inc. Class A *	309,992

Retail & Wholesale-Discretionary - 0.38%
1,976	Academy Sports & Outdoors, Inc.	84,889

Retailing - 2.19%
1,889	Amazon.com, Inc. *	490,706

Semiconductors & Semiconductor Equipment - 5.45%
1,553	Cirrus Logic, Inc. *	170,069
2,368	Diodes, Inc. *	215,014
1,178	Silicon Laboratories, Inc. *	258,041
2,212	Texas Instruments, Inc.	577,133
		1,220,257
Software & Services - 6.53%
3,476	Crowdstrike Holdings, Inc. Class A *	802,956
4,424	Oracle Corp.	659,707
		1,462,663
Technology Hardware & Equipment - 9.60%
1,191	Apple, Inc.	377,368
1,390	Applied Optoelectronics, Inc. *	149,689
1,889	Dell Technologies, Inc. Class C	861,403
2,640	Flex Ltd. *	288,420
9,020	Hewlett Packard Enterprise Co.	471,205
		2,148,085
Telecommunication Services - 2.26%
19,533	AT&T, Inc.	505,709

Transportation - 0.63%
3,647	Southwest Airlines Co.	140,519

Utilities - 3.23%
4,569	CenterPoint Energy, Inc.	180,932
1,608	NRG Energy, Inc.	177,073
2,663	Vistra Corp.	365,816
		723,821

TOTAL FOR COMMON STOCKS (Cost $16,106,535) - 97.17%		21,746,447

WARRANT - 0.05%
301	Occidental Petroleum Corp., 08/03/2027 @ $22.00 (Notional Value $18,114) *	11,468

TOTAL FOR WARRANT (Cost $0) - 0.05%		11,468

MONEY MARKET FUND - 2.74%
612,345	Federated Hermes Government Obligations Fund - Institutional Class, 3.53% **	$ 612,345

TOTAL FOR MONEY MARKET FUND (Cost $612,345) - 2.74%		612,345

TOTAL INVESTMENTS (Cost $16,718,880) - 99.96%		22,370,260

OTHER ASSETS IN EXCESS OF LIABILITIES		8,124

NET ASSETS - 100.00%		$ 22,378,384

* Non-Income producing.
** 7-day yield as of August 31, 2026.
N.V. - Naamloze Vennootschap, a Dutch term for a public limited liability company, commonly used in the Netherlands and Belgium.
PLC - Public Limited Company
The accompanying notes are an integral part of these financial statements.

Monteagle Funds
Statements of Assets and Liabilities
As of August 31, 2026

Assets:	Monteagle Select Value Fund	Monteagle Opportunity Equity Fund	Enhanced Equity Income Fund	The Texas Fund
Investment Securities
At Cost	$ 18,670,933	$ 15,084,730	$ 11,490,296	$ 16,718,880

At Fair Value	$ 21,100,245	$ 17,878,160	$ 12,531,340	$ 22,370,260

Cash	500	5,661	-	23,500
Deposits with Broker	-	-	1,039,377	-
Receivables:
Shareholder Subscriptions	1,358	2,802	-	-
Dividends	24,959	14,970	6,265	17,723
Interest Income	-	-	2,306	-
Prepaid Expenses	330	308	209	377
Total Assets	21,127,392	17,901,901	13,579,497	22,411,860

Liabilities:
Options Written at Fair Value	-	-	171,290	-
(Premiums received $81,252)
Payables:
Due to Adviser	8,888	3,835	3,383	8,353
Chief Compliance Officer Fees	2,595	2,579	2,060	2,108
Trustee Fees	5,034	7,014	5,293	5,036
Operating Services Fees	12,443	16,707	8,734	17,979
ICI Membership Fees	-	-	-	-
Shareholder Redemptions	109	474	-	-
Total Liabilities	29,069	30,609	190,760	33,476
Net Assets	$ 21,098,323	$ 17,871,292	$ 13,388,737	$ 22,378,384

Net Assets Consist of:
Paid In Capital	$ 17,041,269	$ 14,369,620	$ 12,169,777	$ 14,631,517
Distributable Earnings	4,057,054	3,501,672	1,218,960	7,746,867
Net Assets	$ 21,098,323	$ 17,871,292	$ 13,388,737	$ 22,378,384

Institutional Class Shares
Net Assets	$ 21,098,323	$ 7,530,566	$ 13,388,737	$ 22,378,384
Shares of beneficial interest outstanding (1)	1,561,184	1,229,842	1,210,514	1,234,952
Net asset value, offering and redemption price per share	$ 13.51	$ 6.12	$ 11.06	$ 18.12

Investor Class Shares
Net Assets		$ 10,340,726
Shares of beneficial interest outstanding (1)		1,961,861
Net asset value, offering and redemption price per share		$ 5.27

(1) Unlimited number of shares of beneficial interest with no par value, authorized.

The accompanying notes are an integral part of these financial statements.

Monteagle Funds
Statements of Operations
For the year ended August 31, 2026

	Monteagle Select Value Fund	Monteagle Opportunity Equity Fund	Monteagle Enhanced Equity Income Fund	The Texas Fund
Investment Income:
Dividends (net of $0, $3,214, $220, and $2,162 of foreign tax withheld)	$ 418,181	$ 313,741	$ 185,608	$ 289,490
Broker Interest Income	-	-	27,413	-
Total Investment Income	418,181	313,741	213,021	289,490

Expenses:
Advisory Fees	94,510	41,816	41,026	79,856
Chief Compliance Officer Fees	31,594	28,977	25,468	31,462
Trustee Fees	10,082	10,081	10,081	10,078
Operating Services Fees:
Institutional Class	132,314	53,363	105,728	188,782
Investor Class		130,729
ICI Membership Fees	927	676	73	734
Total Expenses	269,427	265,642	182,376	310,912

Net Investment Income (Loss)	148,754	48,099	30,645	(21,422)

Realized and Unrealized Gain (Loss) on Investments and Options:
Net Realized Gain from Investments	1,768,118	690,495	467,080	2,990,430
Net Realized Gain from Written Options	-	-	510,102	7,696
Net Change in Unrealized Appreciation on Investments	2,133,120	1,580,661	1,152,985	861,832
Net Change in Unrealized Depreciation on Written Options	-	-	(98,651)	-

Net Realized and Unrealized Gain on Investments	3,901,238	2,271,156	2,031,516	3,859,958

Net Increase in Net Assets Resulting from Operations	$ 4,049,992	$ 2,319,255	$ 2,062,161	$ 3,838,536

The accompanying notes are an integral part of these financial statements.

Monteagle Select Value Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	8/31/2026	8/31/2025
Increase in Net Assets From Operations:
Net Investment Income	$ 148,754	$ 156,171
Net Realized Gain from Investments	1,768,118	518,907
Net Change in Unrealized Appreciation on Investments	2,133,120	311,819
Net Increase in Net Assets Resulting from Operations	4,049,992	986,897

Distributions to Shareholders from:
Earnings	(840,676)	(1,237,387)
Change in Net Assets from Distributions	(840,676)	(1,237,387)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	140,550	127,646
Shares Issued on Reinvestment of Dividends
Institutional Class	327,582	456,269
Cost of Shares Redeemed:
Institutional Class	(108,275)	(52,955)
Net Increase from Shareholder Activity	359,857	530,960

Net Assets:
Net Increase in Net Assets	3,569,173	280,470
Beginning of Year	17,529,150	17,248,680
End of Year	$ 21,098,323	$ 17,529,150

Share Transactions:
Shares Sold
Institutional Class	11,660	11,775
Reinvestment of Shares
Institutional Class	28,290	43,165
Shares Redeemed
Institutional Class	(8,803)	(4,980)
Net Increase in Shares	31,147	49,960

Ending Shares:	1,561,184	1,530,037

The accompanying notes are an integral part of these financial statements.

Monteagle Opportunity Equity Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	8/31/2026	8/31/2025
Increase in Net Assets From Operations:
Net Investment Income	$ 48,099	$ 73,312
Net Realized Gain from Investments	690,495	1,484,702
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,580,661	(435,609)
Net Increase in Net Assets Resulting from Operations	2,319,255	1,122,405

Distributions to Shareholders from:
Earnings:
Institutional Class	(576,765)	(266,420)
Investor Class	(956,474)	(476,760)
Change in Net Assets from Distributions	(1,533,239)	(743,180)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	2,957,509	548,084
Investor Class	178,507	219,391
Shares Issued on Reinvestment of Dividends
Institutional Class	575,943	266,378
Investor Class	952,209	472,257
Cost of Shares Redeemed:
Institutional Class	(1,840,778)	(1,241,605)
Investor Class	(1,504,351)	(1,452,245)
Net Increase (Decrease) from Shareholder Activity	1,319,039	(1,187,740)

Net Assets:
Net Increase (Decrease) in Net Assets	2,105,055	(808,515)
Beginning of Year	15,766,237	16,574,752
End of Year	$ 17,871,292	$ 15,766,237

Share Transactions:
Shares Sold
Institutional Class	505,880	99,049
Investor Class	35,533	45,878
Reinvestment of Shares
Institutional Class	104,940	49,040
Investor Class	201,672	99,650
Shares Redeemed
Institutional Class	(319,267)	(231,684)
Investor Class	(302,138)	(298,375)
Net Increase (Decrease) in Shares	226,620	(236,442)

Ending Shares:
Institutional Class	1,229,842	938,289
Investor Class	1,961,861	2,026,794

The accompanying notes are an integral part of these financial statements.

Monteagle Enhanced Equity Income Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	8/31/2026	8/31/2025
Increase in Net Assets From Operations:
Net Investment Income	$ 30,645	$ 56,741
Net Realized Gain from Investments and Options	977,182	1,166,340
Net Change in Unrealized Appreciation (Depreciation) on Investments and Options	1,054,334	(142,393)
Net Increase in Net Assets Resulting from Operations	2,062,161	1,080,688

Distributions to Shareholders from:
Earnings	(789,994)	(1,921,963)
Change in Net Assets from Distributions	(789,994)	(1,921,963)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	19,205	242,899
Shares Issued on Reinvestment of Dividends
Institutional Class	737,200	1,708,819
Cost of Shares Redeemed:
Institutional Class	(2,357,061)	(1,233,418)
Net Increase (Decrease) from Shareholder Activity	(1,600,656)	718,300

Net Assets:
Net Decrease in Net Assets	(328,489)	(122,975)
Beginning of Year	13,717,226	13,840,201
End of Year	$ 13,388,737	$ 13,717,226

Share Transactions:
Shares Sold
Institutional Class	1,846	23,792
Reinvestment of Shares
Institutional Class	70,597	168,431
Shares Redeemed
Institutional Class	(229,977)	(122,762)
Net Increase (Decrease) in Shares	(157,534)	69,461

Ending Shares:	1,210,514	1,368,048

The accompanying notes are an integral part of these financial statements.

The Texas Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	8/31/2026	8/31/2025
Increase in Net Assets From Operations:
Net Investment Loss	$ (21,422)	$ (7,896)
Net Realized Gain from Investments and Options	2,998,126	627,585
Net Change in Unrealized Appreciation on Investments and Options	861,832	876,705
Net Increase in Net Assets Resulting from Operations	3,838,536	1,496,394

Distributions to Shareholders from:
Earnings	(1,263,424)	(491,464)
Change in Net Assets from Distributions	(1,263,424)	(491,464)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	8,678,398	1,691,509
Shares Issued on Reinvestment of Dividends
Institutional Class	1,170,157	450,203
Cost of Shares Redeemed:
Institutional Class	(5,311,440)	(1,481,939)
Net Increase from Shareholder Activity	4,537,115	659,773

Net Assets:
Net Increase in Net Assets	7,112,227	1,664,703
Beginning of Year	15,266,157	13,601,454
End of Year	$ 22,378,384	$ 15,266,157

Share Transactions:
Shares Sold
Institutional Class	525,490	111,411
Reinvestment of Shares
Institutional Class	78,272	29,834
Shares Redeemed
Institutional Class	(321,376)	(102,495)
Net Increase in Shares	282,386	38,750

Ending Shares:	1,234,952	952,566

The accompanying notes are an integral part of these financial statements.

Monteagle Select Value Fund
Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
Institutional Class Shares	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022

Net Asset Value, at Beginning of Year	$ 11.46	$ 11.65	$ 9.62	$ 10.04	$ 12.42

Income (Loss) From Investment Operations:
Net Investment Income *	0.10	0.10	0.08	0.05	0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	2.49	0.54	2.01	(0.02)	(0.78)
Total from Investment Operations	2.59	0.64	2.09	0.03	(0.76)

Distributions:
From Net Investment Income	(0.09)	(0.11)	(0.06)	(0.03)	(0.03)
From Net Realized Gain	(0.45)	(0.72)	-	(0.42)	(1.59)
Total from Distributions	(0.54)	(0.83)	(0.06)	(0.45)	(1.62)

Net Asset Value, at End of Year	$ 13.51	$ 11.46	$ 11.65	$ 9.62	$ 10.04

Total Return **	23.50%	6.17%	21.76%	0.28%	(7.81)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 21,098	$ 17,529	$ 17,249	$ 14,233	$ 15,203
Ratio of Expenses to Average Net Assets	1.42%	1.45%	1.46%	1.39%	1.40%
Ratio of Net Investment Income to Average Net Assets	0.79%	0.95%	0.79%	0.50%	0.15%
Portfolio Turnover	81%	54%	31%	4%	47%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.
The accompanying notes are an integral part of these financial statements.

Monteagle Opportunity Equity Fund
Financial Highlights
Selected data for a Institutional Class share outstanding throughout each year.

	Years Ended
Institutional Class Shares	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022

Net Asset Value, at Beginning of Year	$ 5.82	$ 5.64	$ 6.18	$ 6.02	$ 7.85

Income (Loss) From Investment Operations:
Net Investment Income *	0.03	0.04	0.02	0.06	0.04
Net Gain (Loss) on Securities (Realized and Unrealized)	0.81	0.39	0.84	0.49	(0.23)
Total from Investment Operations	0.84	0.43	0.86	0.55	(0.19)

Distributions:
From Net Investment Income	(0.04)	(0.03)	(0.04)	(0.06)	(0.03)
From Net Realized Gain	(0.50)	(0.22)	(1.36)	(0.33)	(1.61)
Total from Distributions	(0.54)	(0.25)	(1.40)	(0.39)	(1.64)

Net Asset Value, at End of Year	$ 6.12	$ 5.82	$ 5.64	$ 6.18	$ 6.02

Total Return **	15.34%	8.06%	15.68%	9.60%	(3.98)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 7,531	$ 5,465	$ 5,768	$ 14,323	$ 17,446
Ratio of Expenses to Average Net Assets	1.29%	1.31%	1.31%	1.20%	1.19%
Ratio of Net Investment Income to Average Net Assets	0.57%	0.79%	0.43%	0.99%	0.65%
Portfolio Turnover	16%	69%	54%	80%	46%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.
** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.
The accompanying notes are an integral part of these financial statements.

Monteagle Opportunity Equity Fund
Financial Highlights
Selected data for an Investor Class share outstanding throughout each year.

	Years Ended
Investor Class Shares	8/31/2026	8/31/2025	8/31/2024		8/31/2023	8/31/2022

Net Asset Value, at Beginning of Year	$ 5.08	$ 4.96	$ 5.59		$ 5.48	$ 7.30

Income (Loss) From Investment Operations:
Net Investment Income *	0.01	0.01	-	***	0.03	0.01
Net Gain (Loss) on Securities (Realized and Unrealized)	0.69	0.34	0.75		0.44	(0.21)
Total from Investment Operations	0.70	0.35	0.75		0.47	(0.20)

Distributions:
From Net Investment Income	(0.01)	(0.01)	(0.02)		(0.03)	(0.01)
From Net Realized Gain	(0.50)	(0.22)	(1.36)		(0.33)	(1.61)
Total from Distributions	(0.51)	(0.23)	(1.38)		(0.36)	(1.62)

Net Asset Value, at End of Year	$ 5.27	$ 5.08	$ 4.96		$ 5.59	$ 5.48

Total Return **	14.78%	7.43%	15.37%		9.00%	(4.44)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 10,341	$ 10,301	$ 10,807		$ 11,072	$ 10,669
Ratio of Expenses to Average Net Assets	1.79%	1.81%	1.78%		1.70%	1.69%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.10%	0.28%	0.08%		0.50%	0.15%
Portfolio Turnover	16%	69%	54%		80%	46%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.
** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.
*** Amount less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

Monteagle Enhanced Equity Income Fund
Financial Highlights
Selected data for a share outstanding throughout the period/year.

				Period
	Years Ended			Ended
Institutional Class Shares	8/31/2026	8/31/2025	8/31/2024	8/31/2023	(a)

Net Asset Value, at Beginning of Period/Year	$ 10.03	$ 10.66	$ 10.00	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.02	0.04	0.11	0.08
Net Gain on Securities (Realized and Unrealized)	1.63	0.78	1.71	0.43
Total from Investment Operations	1.65	0.82	1.82	0.51

Distributions:
From Net Investment Income	(0.03)	(0.04)	(0.11)	(0.51)
From Net Realized Gain	(0.59)	(1.41)	(1.05)	-
Total from Distributions	(0.62)	(1.45)	(1.16)	(0.51)

Net Asset Value, at End of Period/Year	$ 11.06	$ 10.03	$ 10.66	$ 10.00

Total Return **	16.97%	8.41%	19.44%	5.21%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 13,389	$ 13,717	$ 13,840	$ 12,998
Ratio of Expenses to Average Net Assets ***	1.33%	1.35%	1.36%	1.25%	(b)
Ratio of Net Investment Income to Average Net Assets ***	0.22%	0.42%	1.05%	1.38%	(b)
Portfolio Turnover	106%	171%	234%	124%	(c)

(a) For period January 23, 2023 (commencement of operations) through August 31, 2023.
(b) Annualized.
(c) Not Annualized.
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.
*** The ratios of expenses and net investment income to average net assets do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

The Texas Fund
Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
Institutional Class Shares	8/31/2026	8/31/2025		8/31/2024	8/31/2023	8/31/2022

Net Asset Value, at Beginning of Year	$ 16.03	$ 14.88		$ 12.88	$ 12.81	$ 13.81

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.02)	(0.01)		(0.01)	0.01	-	***
Net Gain (Loss) on Securities (Realized and Unrealized)	3.21	1.68		2.35	0.44	(0.28)
Total from Investment Operations	3.19	1.67		2.34	0.45	(0.28)

Distributions:
From Net Investment Income	(0.01)	-	***	(0.01)	(0.02)	-
From Return of Capital	-	-		-	-	(0.15)
From Net Realized Gain	(1.09)	(0.52)		(0.33)	(0.36)	(0.57)
Total from Distributions	(1.10)	(0.52)		(0.34)	(0.38)	(0.72)

Net Asset Value, at End of Year	$ 18.12	$ 16.03		$ 14.88	$ 12.88	$ 12.81

Total Return **	21.32%	11.44%		18.39%	3.71%	(2.37)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 22,378	$ 15,266		$ 13,601	$ 12,013	$ 14,408
Ratio of Expenses to Average Net Assets	1.62%	1.69%		1.73%	1.66%	1.60%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.11)%	(0.06)%		(0.07)%	0.10%	(0.03)%
Portfolio Turnover	84%	59%		52%	61%	56%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.
*** Amount less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

Monteagle Funds

Notes to Financial Statements

August 31, 2026

1. ORGANIZATION

Monteagle Funds (“the Trust”) was organized as a business trust under the laws of the State of Delaware on November 26, 1997 as Memorial Funds. The Trust changed its name to Monteagle Funds in July, 2006.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company under the Investment Company Act of 1940. The Trust is authorized by its Declaration of Trust to issue an unlimited number of shares of beneficial interest in each series. The Trust currently consists of the following series (each a “Fund” and collectively the “Funds”):

Monteagle Select Value Fund

Monteagle Opportunity Equity Fund

Monteagle Enhanced Equity Income Fund

The Texas Fund

The Monteagle Select Value Fund (“Select Value Fund”), Monteagle Opportunity Equity Fund (“Opportunity Equity Fund”), Monteagle Enhanced Equity Income Fund (“Enhanced Equity Income Fund”), and The Texas Fund (“Texas Fund”) are each a diversified series of Monteagle Funds. The principal investment objective of each of Select Value Fund, Opportunity Equity Fund and The Texas Fund (collectively the “Equity Funds”) is long-term capital appreciation. The principal investment objective of the Enhanced Equity Income Fund is to seek high current income while maintaining prospects for capital appreciation.

The Funds are authorized to offer one class of shares, Institutional Class shares, except the Opportunity Equity Fund has an Investor Class and Institutional Class shares. Each class differs as to operating service fees, such that Institutional Class shares have lower fees but there is a higher minimum initial investment required.

The Enhanced Equity Income Fund commenced investment operations on January 23, 2023.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

Segment Reporting - The Funds are deemed to be an individual reporting segment and are not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for the Funds are the information utilized for the day-to-day management of the Funds. The Funds are party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to the Funds based on performance measurements. Due to the significance of oversight and its role, the portfolio manager of the Advisor is deemed to be the Chief Operating Decision Maker.

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation — Equity securities, including common stocks, exchange traded funds and real estate investment trusts, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day, which is deemed to be the fair value. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Warrants that are actively traded, and valuation adjustments are not applied, are categorized in level 1 of the fair value hierarchy. Warrants traded on inactive markets or valued by reference to similar instruments are categorized in level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities that the Funds have the ability to access
●	Level 2 – other significant observable inputs
●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments at fair value as of August 31, 2026:

Select Value Fund		Level 2
Security Classification (a)	Level 1 (Quoted Prices)	(Other Significant Observable Inputs)	Totals
Common Stocks (b)	$ 19,102,216	$ -	$19,102,216
Real Estate Investment Trusts	324,530	-	324,530
Money Market Fund	1,673,499	-	1,673,499
Totals	$ 21,100,245	$ -	$21,100,245

Opportunity Equity Fund		Level 2
	Level 1 (Quoted Prices)	(Other Significant Observable Inputs)	Totals
Security Classification (a)
Common Stocks (b)	$ 16,895,844	$ -	$16,895,844
Real Estate Investment Trusts	871,353	-	871,353
Money Market Fund	110,963	-	110,963
Totals	$ 17,878,160	$ -	$17,878,160

Enhanced Equity Income Fund		Level 2
Security Classification (a)	Level 1 (Quoted Prices)	(Other Significant Observable Inputs)	Totals
Common Stocks (b)	$ 11,792,338	$ -	$11,792,338
Money Market Fund	739,002	-	739,002
Totals	$ 12,531,340	$ -	$12,531,340

Written Call Options	$ (171,290)	$ -	$ (171,290)
Total	$ (171,290)	$ -	$ (171,290)

Texas Fund		Level 2
Security Classification (a)	Level 1 (Quoted Prices)	(Other Significant Observable Inputs)	Totals
Common Stocks (b)	$ 21,746,447	$ -	$21,746,447
Warrant	11,468	-	11,468
Money Market Fund	612,345	-	612,345
Totals	$ 22,370,260	$ -	$22,370,260

(a)	As of and during the year ended August 31, 2026, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	For a detailed break-out of securities by major industry classification, please refer to the Schedules of Investments.

Options transactions — The Enhanced Equity Income Fund and the Texas Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a “standby commitment”) gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security, index or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a “reverse standby commitment”) gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security, index or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying security, index or currency. The Funds may buy or sell both exchange-traded and over-the-counter (“OTC”) options. The Funds will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser or Sub-adviser believes that a liquid secondary market for the option exists. When the Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the security, index or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

Upon selling an option, the Fund receives a premium from the purchaser of the option. Upon purchasing an option, the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

The Funds may purchase call options on equity securities that the Fund’s Adviser or Sub-adviser intends to include in the Fund’s portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. The Funds may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Adviser or Sub-adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

The Funds may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash. See Note 9 for additional risks associated with options transactions.

Cash that has been segregated or delivered to cover the Funds’ collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Schedules of Investments.

All options purchased by the Texas Fund and written by Enhanced Equity Income Fund during the year were equity securities including exchange traded funds. The derivatives are not accounted for as hedging instruments under GAAP.

At August 31, 2026, the Enhanced Equity Income Fund had written call options valued at $171,290, which are presented as Options Written at Fair Value on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations during the year ended August 31, 2026 were as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of gain (loss) on Derivatives recognized in income	Realized and unrealized gain (loss) on Derivatives recognized in income
Enhanced Equity Income Fund	Call and put options written	Net realized gain from written options	$ 510,102

Enhanced Equity Income Fund	Call and put options written	Net change in unrealized depreciation on written options	$ (98,651)

Texas Fund	Call and put options purchased	Net realized loss from investments	$ (289,108)

Texas Fund	Call and put options written	Net realized gain from written options	$ 7,696

Texas Fund	Call and put options purchased	Net change in unrealized appreciation on investments	$ -

For the year ended August 31, 2026, the Enhanced Equity Income Fund purchased no option contracts. For the year ended August 31, 2026, the Enhanced Equity Income Fund wrote 2,208 call contracts. For the year ended August 31, 2026, the Texas Fund purchased 1,050 call contracts. For the year ended August 31, 2026 the Texas Fund wrote 15 put contracts. The number of purchased and written contracts is representative of the volume of activity for these derivative types during the period.

Security Transactions — Security transactions are accounted for on trade date and realized gains and losses on investments sold are determined on a specific identification basis.

Real Estate Investment Trusts (REIT) — Investing in real estate investment trusts, or “REITs”, involves certain unique risks in addition to those associated with the real estate sector generally. REITs, whose underlying properties are concentrated in a particular industry or region, are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses. Distributions received from the Funds' investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received for financial statement purposes. The actual character of distributions to a Fund's shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund's shareholders may represent a return of capital.

The Funds may not purchase or sell real estate or interests in real estate, including real estate limited partnerships; provided, however, that the Funds may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

Interest and Dividend Income — Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — Net investment income distributions, if any, for Select Value Fund, Opportunity Equity Fund, Enhanced Equity Income Fund, and Texas Fund are declared and paid quarterly at the discretion of each Fund’s adviser. Net capital gains for the Funds, if any, are distributed to shareholders at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The tax character of distributions paid by the Select Value Fund, Opportunity Equity Fund, Enhanced Equity Income Fund, and Texas Fund during years ended August 31, 2026 and 2025 were as follows:

Fund	Ordinary Income		Long-Term Capital Gain
	2026	2025	2026	2025
Select Value Fund	$ 595,058	$ 175,006	$ 245,618	$1,062,381
Opportunity Equity Fund	372,754	55,088	1,160,485	688,092
Enhanced Equity Income Fund	789,994	1,921,963	-	-
Texas Fund	6,346	-	1,257,078	491,464

Estimates — These financial statements are prepared in accordance with GAAP, which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Common Expenses — Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund. Other allocations may also be approved from time to time by the Trustees.

Allocation of Income and Expenses, Realized and Unrealized Capital Gains and Losses — Income, realized and unrealized capital gains and losses on investments, and Fund-wide expenses are allocated on a daily basis to each class of shares of the Opportunity Equity Fund based upon their relative net assets. Class-specific expenses are charged directly to the respective share class.

3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Park Place Capital Corporation (“Park Place Capital” or the “Adviser”) serves as the investment adviser to the Funds pursuant to a Management Agreement (“Management Agreement”) with the Trust. Subject to the general oversight of the Trustees, the Adviser is responsible for, among other things, developing a continuing investment program for the Funds in accordance with their investment objectives, reviewing the investment strategies and policies of the Funds and advising the Trustees on the selection of sub-advisers.

Each Fund is authorized to pay the Adviser a fee based on average daily net assets at the following annual rates:

Assets	Select Value Fund	Opportunity Equity Fund	Enhanced Equity Income Fund	Texas Fund
Up to and including $10 million	0.50%	0.25%	0.30%	0.25%
From $10 million up to and including $25 million	0.50%	0.25%	0.30%	0.60%
From $25 up to and including $50 million	0.50%	0.50%	0.30%	0.60%
From $50 up to and including $100 million	0.50%	0.50%	0.30%	0.60%
Over $100 million	0.50%	0.50%	0.30%	0.60%

For the year ended August 31, 2026, the amounts earned by and payable to the Adviser were as follows:

	Advisory Fees Earned	Advisory Fees Payable as of August 31, 2026
Select Value Fund	$ 94,510	$ 8,888
Opportunity Equity Fund	41,816	3,835
Enhanced Equity Income Fund	41,026	3,383
Texas Fund	79,856	8,353

An officer of Park Place Capital is also an officer of the Trust.

Select Value Fund — Park Place Capital has retained Parkway Advisors, L.P. (“Parkway”) to serve as the sub-adviser to Select Value Fund. Park Place Capital has agreed to pay Parkway an annual advisory fee of 0.50% of average daily net assets.

Opportunity Equity Fund — Park Place Capital has retained G.W. Henssler & Associates, Ltd. (“Henssler”) to serve as the sub-adviser to Opportunity Equity Fund. Park Place Capital has agreed to pay Henssler an annual advisory fee of 0.25% of average daily net assets up to $25 million, 0.50% of such assets over $25 million.

Texas Fund — Park Place Capital has retained J. Team Financial, Inc. d/b/a Team Financial Strategies (“Team”), to serve as the sub-adviser to Texas Fund. Park Place Capital has agreed to pay Team an annual advisory fee of 0.25% of average daily net assets up to $10 million and 0.60% of such assets over $10 million.

Investment Company Services Agreement

Mutual Shareholder Services, LLC (“MSS”) provides fund accounting and transfer agency services to each Fund. Pursuant to services agreements, the Adviser will pay MSS customary fees for its services from the advisory fee it receives from the Funds. MSS will also provide certain shareholder report production, and EDGAR conversion and filing services. Officers of MSS are also officers of the Trust.

Operating Service Agreement

The Trust has entered into an Operating Service Agreement (the “Servicing Agreement”) with the Adviser. Under the Servicing Agreement, the Adviser provides all of the Funds’ day-to-day operational services, excluding cost of brokerage, interest, taxes, litigation, independent trustees’ fees and expenses, independent trustees’ legal fees, the Trust’s allocable share of the salary and related costs for the Trust’s Chief Compliance Officer, and extraordinary expenses.

The Adviser is entitled to receive a fee, based on average daily net assets at the following annual rates:

Assets	Select Value Fund	Opportunity Equity Fund Institutional Class	Opportunity Equity Fund Investor Class	Enhanced Equity Income Fund	Texas Fund
Up to and including $10 million	0.700%	0.800%	1.300%	0.800%	1.200%
From $10 million up to and including $25 million	0.700%	0.800%	1.300%	0.700%	0.750%
From $25 up to and including $50 million	0.615%	0.500%	1.000%	0.600%	0.650%
From $50 up to and including $100 million	0.475%	0.450%	0.950%	0.500%	0.500%
Over $100 million	0.375%	0.400%	0.900%	0.450%	0.350%

As of and for the year ended August 31, 2026, Servicing Agreement fees earned and payable to the Adviser were as follows:

	Servicing Agreement Fees Earned	Servicing Agreement Fees Payable as of August 31, 2026
Select Value Fund	$ 132,314	$ 12,443
Opportunity Equity Fund	184,092	16,707
Enhanced Equity Income Fund	105,728	8,734
Texas Fund	188,782	17,979

Distribution Agreement

Arbor Court Capital serves as each Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser but is an affiliate of MSS. Pursuant to the agreement, the Adviser will pay Arbor Court Capital customary fees for its services from the advisory fee it receives from the Funds.

Compliance Services

An affiliated Contractor (the “Contractor”) serves as the CCO of the Trust. The Funds pay $111,000 annually and a discretionary bonus of $5,000 to the Contractor for providing CCO services. Each Fund pays an annual fee of $5,000 with the remaining amount allocated to the Funds based on aggregate average daily net assets. For the year ended August 31, 2026, the CCO received a total of $117,501.

4. SECURITIES TRANSACTIONS

During the year ended August 31, 2026, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, U.S. government securities, and securities sold short, were as follows:

Fund	Purchases	Sales
Select Value Fund	$ 13,856,915	$ 13,401,293
Opportunity Equity Fund	2,565,038	2,909,440
Enhanced Equity Income Fund	13,211,308	15,406,722
Texas Fund	18,087,140	15,334,474

There were no purchases or sales of U.S. government securities made by the Funds.

5. TAX MATTERS

It is each Fund’s intention to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends, in each calendar year, at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The Funds’ tax basis distributable earnings (deficit) are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at August 31, 2026, the Funds’ most recent fiscal year end, was as follows:

Tax character of distributable earnings (deficit)	Select Value Fund	Opportunity Equity Fund	Enhanced Equity Income Fund	Texas Fund
Unrealized Appreciation (Depreciation)	$2,429,312	$2,794,916	$ 866,158	$ 5,632,979
Undistributed Ordinary Income (Loss)	840,916	577,946	352,801	203,850
Undistributed Capital Gains (Losses)	786,826	128,810	-	1,923,743
Capital Loss Carryforward	-	-	-	-
Post-December Ordinary Loss	-	-	-	(13,705)
Post-October Capital Loss	-	-	-	-
Total Distributable Earnings/(Deficit)	$4,057,054	$3,501,672	$1,218,959	$ 7,746,867

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and return of capital from underlying investments.

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year (“Post-October Losses” and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. The Texas Fund incurred and elected to defer $13,705 of such post-December losses.

The following information is based upon the federal income tax cost of the investment securities as of August 31, 2026:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Select Value Fund	$ 18,670,933	$ 3,417,715	$ (988,403)	$ 2,429,312
Opportunity Equity Fund	15,083,244	3,724,208	(929,292)	2,794,916
Enhanced Equity Income Fund	11,493,892	1,808,920	(942,762)	866,158
Texas Fund	16,737,281	6,423,612	(790,633)	5,632,979

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in all open tax years and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations as incurred. During the year ended August 31, 2026 the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. Federal tax authorities for tax years before 2023.

In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. As a result of the Funds’ continued compliance with the IRC requirements of regulated investment companies and the Funds’ limited, exposure to foreign withholding taxes on dividends received, management has determined that there is no material impact of the Accounting Standards Update 2023-09 on the Funds’ financial statements.

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2026, the shareholders listed in the table immediately below held, for the benefit of their customers, the following percentages of the outstanding shares of each Fund.

Fund	Shareholder	Percent Owned as of August 31, 2026
Select Value Fund	NFS, LLC	60%
Select Value Fund	Raymond James & Assoc., Inc.	35%
Opportunity Equity Fund	Charles Schwab & Co., Inc.	28%
Enhanced Equity Income Fund	Charles Schwab & Co., Inc.	96%
Texas Fund	Charles Schwab & Co., Inc.	30%
Texas Fund	NFS, LLC	68%

7. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. SECTOR AND GEOGRAPHIC RISKS

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Texas Fund’s investments are concentrated in Texas, and therefore the Fund will be susceptible to adverse market, political, regulatory, social, economic and geographic events affecting Texas. The Fund’s performance may be more volatile than the performance of more geographically diverse funds. Since one of the main industries in Texas is mining and logging, including the oil and gas sectors, Texas is particularly susceptible to economic, environmental and political activities affecting this industry.

9. OPTIONS RISK

The Enhanced Equity Income and Texas Funds’ use of options subjects the Funds to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (i) dependence on the Adviser or Sub-adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (ii) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective; (iii) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Funds invest; (iv) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Funds’ ability to limit exposures by closing its positions; and, (v) the possible need to defer closing out of certain options to avoid adverse tax consequences. Other risks include the inability of the Funds, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Funds. See Note 2 for additional disclosures related to options transactions.

10. MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

11. SUBSEQUENT EVENTS

On September 25, 2026, the Select Value Fund declared a dividend from net investment income of $32,754, which was payable on September 28, 2026. On September 25, 2026, the Opportunity Equity Fund declared a dividend from net investment income of $14,144, which was payable on September 28, 2026. On September 25, 2026, the Enhanced Equity Income Fund declared a dividend from net investment income of $323 and a short-term capital gain distribution of $111,001, which were payable on September 28, 2026.

Management has evaluated subsequent events through the issuance of the financial statements and, other than those already disclosed in the notes to the financial statements, has noted no other such events that would require recognition or disclosure.

We have served as the Funds’ auditor since 2004.

COHEN & COMPANY, LTD.

Cleveland, Ohio October 27, 2026

COHEN & COMPANY, LTD.

Registered with the Public Company Accounting Oversight Board

800.229.1099 | 866.818.4538 FAX | cohenco.com

Monteagle Funds

Additional Information

August 31, 2026 (Unaudited)

Proxy Policies — The Trust has adopted Proxy Voting Policies and Procedures under which the Funds vote proxies related to securities held by the Funds. A description of the Funds’ policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC’s website at http://www.sec.gov.

N-PORT Filing — The SEC has adopted the requirement that all mutual funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-PORT. For the Monteagle Funds, this would be for the fiscal quarters ending November 30 and May 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov., or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

THE MONTEAGLE FUNDS

Investment Adviser

Park Place Capital Corporation

2728 19th Place South, Suite 160

Homewood, AL 35209

Distributor

Arbor Court Capital, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Transfer Agent, Administrator

& Shareholder Servicing Agent

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Legal Counsel

Ropka, LLC

152 Himmelein Road, Suite 800

Medford, NJ 08055

(888) 263-5593

www.monteaglefunds.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus, which includes information regarding each Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is included as part of the material filed under Item 7 of this form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Fund is an open-end management investment company.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Fund is an open-end management investment company.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable. Fund is an open-end management investment company.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time. There were no matters submitted to a vote of security holders during the reporting period.

ITEM 16. CONTROLS AND PROCEDURES.

a)	The registrant's PEO and PFO, or persons performing similar functions, have concluded, as of a date within 90 days of the filing of this report, based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, that such disclosure controls and procedures are reasonably designed to ensure: (1) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSTATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19. EXHIBITS.

1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MONTEAGLE FUNDS

By: /s/ Paul B. Ordonio

    Paul B. Ordonio

     President and Principal Executive Officer

Date: November 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Paul B. Ordonio

    Paul B. Ordonio

     President and Principal Executive Officer

Date: November 3, 2026

By: /s/ Umberto Anastasi

    Umberto Anastasi

     Treasurer and Principal Financial Officer

Date: November 3, 2026